LIMITED PARTNERS' EQUITY (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended	2 Months Ended	12 Months Ended
	Jun. 16, 2023	Feb. 29, 2024	Feb. 29, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Bought Deal Basis
Disclosure of limited partners equity [Line Items]
Proceeds from issuing shares	$ 500
Private Placement Offering
Disclosure of limited partners equity [Line Items]
Proceeds from issuing shares	650
Bought Deal And Private Placement Offering
Disclosure of limited partners equity [Line Items]
Distribution reinvestment plan	$ 20
Brookfield Asset Management
Disclosure of limited partners equity [Line Items]
Ownership percentage				47.00%
Ordinary shares
Disclosure of limited partners equity [Line Items]
Number of shares outstanding (in shares)				287,164,340	275,358,750
Percentage of units for normal course issuer bid				5.00%
Number of shares repurchased (in shares)				0
Ordinary shares | TerraForm Power
Disclosure of limited partners equity [Line Items]
Payments for shares exchanged				$ 1	$ 1
Ordinary shares | Distribution Reinvestment Plan
Disclosure of limited partners equity [Line Items]
Number of shares issued (in shares)				304,899	262,177
Distribution reinvestment plan				$ 8	$ 9
Ordinary shares | Brookfield Asset Management
Disclosure of limited partners equity [Line Items]
Number of shares outstanding (in shares)				74,339,049	68,749,416
GP interests | Brookfield Asset Management | Ownership interest in BEP
Disclosure of limited partners equity [Line Items]
Ownership percentage				0.01%
GP interests | Brookfield Asset Management | Ownership interest in BRELP
Disclosure of limited partners equity [Line Items]
Ownership percentage				1.00%
Exchangeable shares
Disclosure of limited partners equity [Line Items]
Maximum units for normal course issuer bid (in shares)				8,982,586
Exchangeable shares | TerraForm Power
Disclosure of limited partners equity [Line Items]
Number of shares exchanged (in shares)				(8,465)	(12,308)
Exchangeable shares | Bought Deal Basis
Disclosure of limited partners equity [Line Items]
Number of shares issued (in shares)	7,430,000
Value Of Shares Issued	$ 33.80
LP Units
Disclosure of limited partners equity [Line Items]
Maximum units for normal course issuer bid (in shares)				14,361,497
Number of shares repurchased and cancelled (in shares)				1,856,044	0
Total cost of shares repurchased and cancelled					$ 0
Number of shares repurchased (in shares)			496,254	441,363	0
Dividends recognised as distributions to owners				$ 383	$ 355
Distributions paid to owners, net of accruals				370	345	$ 325
LP Units | Forecast
Disclosure of limited partners equity [Line Items]
Dividends recognized as distributions to owners per share (in dollars per share)		$ 1.42
Dividends recognised as distributions to owners per share, incremental increase (in dollars per share)		$ 0.07
LP Units | Bought Deal Basis
Disclosure of limited partners equity [Line Items]
Number of shares issued (in shares)	8,200,000
Value Of Shares Issued	$ 30.35
LP Units | Private Placement Offering
Disclosure of limited partners equity [Line Items]
Number of shares issued (in shares)	5,148,270
LP Units | Brookfield Asset Management
Disclosure of limited partners equity [Line Items]
Dividends recognised as distributions to owners				97	88
LP Units | Public Shareholders
Disclosure of limited partners equity [Line Items]
Dividends recognised as distributions to owners				$ 286	$ 267
Redeemable Exchangeable Partnership Units GP Units
Disclosure of limited partners equity [Line Items]
Ownership percentage				25.00%
Brookfield Asset Management
Disclosure of limited partners equity [Line Items]
Number of shares outstanding (in shares)				313,640,823
Direct Ownership | Brookfield Asset Management | Ownership interest in BEP
Disclosure of limited partners equity [Line Items]
Ownership percentage				26.00%
Direct Ownership | Brookfield Asset Management | Ownership interest in BRELP
Disclosure of limited partners equity [Line Items]
Ownership percentage				40.00%